Financial Instruments	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
We use financial instruments to mitigate commodity price risk and interest rate risk. The objectives and strategies for using financial instruments have been tailored to our regulated and natural gas marketing businesses.
Our financial instruments do not contain any credit-risk-related or other contingent features that could cause accelerated payments when our financial instruments are in net liability positions.
As discussed in Note 2, we report our financial instruments as risk management assets and liabilities, each of which is classified as current or noncurrent based upon the anticipated settlement date of the underlying financial instrument. The following table shows the fair values of our distribution risk management assets and liabilities at September 30, 2016 and 2015. Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2016 and 2015 related to the divestiture of our natural gas marketing business. These risk management assets and liabilities are detailed in Note 15.

Distribution
(In thousands)
September 30, 2016
Assets from risk management activities, current	$3,029
Assets from risk management activities, noncurrent	1,822
Liabilities from risk management activities, current(1)	(56,771)
Liabilities from risk management activities, noncurrent(1)	(184,048)
Net assets (liabilities)	$(235,968)
September 30, 2015
Assets from risk management activities, current	$378
Assets from risk management activities, noncurrent	368
Liabilities from risk management activities, current	(9,568)
Liabilities from risk management activities, noncurrent	(110,539)
Net assets (liabilities)	$(119,361)

(1)	Includes $25.7 million of cash held on deposit to collateralize certain distribution financial instruments, which were used to offset current and noncurrent risk management liabilities.
Regulated Commodity Risk Management Activities
Although our purchased gas cost adjustment mechanisms essentially insulate our distribution segment from commodity price risk, our customers are exposed to the effects of volatile natural gas prices. We manage this exposure through a combination of physical storage, fixed-price forward contracts and financial instruments, primarily over-the-counter swap and option contracts, in an effort to minimize the impact of natural gas price volatility on our customers during the winter heating season.
Our distribution gas supply department is responsible for executing this segment’s commodity risk management activities in conformity with regulatory requirements. In jurisdictions where we are permitted to mitigate commodity price risk through financial instruments, the relevant regulatory authorities may establish the level of heating season gas purchases that can be hedged. Historically, if the regulatory authority does not establish this level, we seek to hedge between 25 and 50 percent of anticipated heating season gas purchases using financial instruments. For the 2015-2016 heating season (generally October through March), in the jurisdictions where we are permitted to utilize financial instruments, we hedged approximately 33 percent, or approximately 23.0 Bcf of the winter flowing gas requirements at a weighted average cost of approximately $3.14 per Mcf. We have not designated these financial instruments as hedges.
Natural Gas Marketing Commodity Risk Management Activities
In our natural gas marketing operations, we buy, sell and deliver natural gas at competitive prices by aggregating and purchasing gas supply, arranging transportation and storage logistics and effectively managing commodity price risk.
Our natural gas marketing segment is exposed to risks associated with changes in the market price of natural gas. We manage our exposure to such risks through a combination of physical storage and financial instruments, including futures, over-the-counter and exchange-traded options and swap contracts with counterparties. Future contracts provide the right to buy or sell the commodity at a fixed price in the future. Option contracts provide the right, but not the requirement, to buy or sell the commodity at a fixed price. Swap contracts require receipt of payment for the commodity based on the difference between a fixed price and the market price on the settlement date. Specifically, these operations use financial instruments in the following ways:

•
Gas delivery and related services - We use financial instruments, designated as cash flow hedges of anticipated purchases and sales at index prices, to mitigate the commodity price risk associated with deliveries under fixed-priced forward contracts to either deliver gas to customers or purchase gas from suppliers. These financial instruments have maturity dates ranging from one to 63 months.

•
Transportation and storage services - Our natural gas marketing operations use storage and basis swaps, futures and various over-the-counter and exchange-traded options to capture additional storage arbitrage opportunities that arise subsequent to the execution of the original fair value hedge associated with our physical natural gas inventory, basis swaps to insulate and protect the economic value of our fixed price and storage books and various over-the-counter and exchange-traded options. These financial instruments have not been designated as hedges for accounting purposes.

•	Aggregating and purchasing gas supply - Certain financial instruments, designated as fair value hedges, are used to hedge our natural gas inventory used in asset optimization activities.
Our natural gas marketing risk management activities are controlled through various risk management policies and procedures. Our Audit Committee has oversight responsibility for our natural gas marketing risk management limits and policies. A risk committee, comprised of corporate and business unit officers, is responsible for establishing and enforcing our natural gas marketing risk management policies and procedures.
Under our risk management policies, we seek to match our financial instrument positions to our physical storage positions as well as our expected current and future sales and purchase obligations in order to maintain no open positions at the end of each trading day. The determination of our net open position as of any day, however, requires us to make assumptions as to future circumstances, including the use of gas by our customers in relation to our anticipated storage and market positions. Because the price risk associated with any net open position at the end of each day may increase if the assumptions are not realized, we review these assumptions as part of our daily monitoring activities. Our operations can also be affected by intraday fluctuations of gas prices, since the price of natural gas purchased or sold for future delivery earlier in the day may not be hedged until later in the day. At times, limited net open positions related to our existing and anticipated commitments may occur. At the close of business on September 30, 2016, our natural gas marketing segment had net open positions (including existing storage and related financial contracts) of 0.1 Bcf.
Interest Rate Risk Management Activities
We currently manage interest rate risk through the use of forward starting interest rate swaps to fix the Treasury yield component of the interest cost associated with anticipated financings.
In October 2012, we entered into forward starting interest rate swaps to fix the Treasury yield component associated with the then anticipated issuance of $500 million senior notes in October 2014. These notes were issued as planned in October 2014 and we settled swaps with the receipt of $13.4 million. Because the swaps were effective, the realized gain was recorded as a component of accumulated other comprehensive income and is being recognized as a component of interest expense over the 30-year life of the senior notes. In October 2012, we entered into forward starting interest rate swaps to fix the Treasury yield component associated with $210 million of the anticipated issuance of $250 million unsecured senior notes in fiscal 2017. Additionally, in fiscal 2014 and 2015, we entered into forward starting interest rate swaps to effectively fix the Treasury yield component associated with $450 million of the anticipated issuance of $450 million unsecured senior notes in fiscal 2019. We designated all of these swaps as cash flow hedges at the time the agreements were executed. Accordingly, unrealized gains and losses associated with the forward starting interest rate swaps will be recorded as a component of accumulated other comprehensive income (loss). When the forward starting interest rate swaps settle, the realized gain or loss will be recorded as a component of accumulated other comprehensive income (loss) and recognized as a component of interest expense over the life of the related financing arrangement. Hedge ineffectiveness to the extent incurred, will be reported as a component of interest expense.
Prior to fiscal 2012, we entered into several interest rate agreements to fix the Treasury yield component of the interest cost of financing for various issuances of long-term debt and senior notes. The gains and losses realized upon settlement of these interest rate agreements were recorded as a component of accumulated other comprehensive income (loss) when they were settled and are being recognized as a component of interest expense over the life of the associated notes from the date of settlement. The remaining amortization periods for the settled interest rate agreements extend through fiscal 2045.
Quantitative Disclosures Related to Financial Instruments
The following tables present detailed information concerning the impact of financial instruments on our consolidated balance sheet and income statements.
As of September 30, 2016, our financial instruments were comprised of both long and short commodity positions. A long position is a contract to purchase the commodity, while a short position is a contract to sell the commodity. As of September 30, 2016, we had net long/(short) commodity contracts outstanding in the following quantities:

Contract Type	Hedge Designation	Distribution	Natural Gas Marketing
		Quantity (MMcf)
Commodity contracts	Fair Value	—	(19,395)
	Cash Flow	—	39,278
	Not designated	18,595	71,147
		18,595	91,030

Financial Instruments on the Balance Sheet
The following tables present the fair value and balance sheet classification of our financial instruments as of September 30, 2016 and 2015. The gross amounts of recognized assets and liabilities are netted within our Consolidated Balance Sheets to the extent that we have netting arrangements with the counterparties.

		Distribution		Natural Gas Marketing
	Balance Sheet Location (1)	Assets	Liabilities	Assets	Liabilities
		(In thousands)
September 30, 2016
Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	$—	$—	$6,612	$(21,903)
Interest rate contracts	Other current assets / Other current liabilities	—	(68,481)	—	—
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	—	2,178	(3,779)
Interest rate contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	(198,008)	—	—
Total		—	(266,489)	8,790	(25,682)
Not Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	3,029	—	18,157	(18,812)
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	1,822	—	12,343	(12,701)
Total		4,851	—	30,500	(31,513)
Gross Financial Instruments		4,851	(266,489)	39,290	(57,195)
Gross Amounts Offset on Consolidated Balance Sheet:
Contract netting		—	—	(39,290)	39,290
Net Financial Instruments		4,851	(266,489)	—	(17,905)
Cash collateral		—	25,670	6,775	17,905
Net Assets/Liabilities from Risk Management Activities		$4,851	$(240,819)	$6,775	$—

(1)	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2016 related to the divestiture of our natural gas marketing business.

		Distribution		Natural Gas Marketing
	Balance Sheet Location (1)	Assets	Liabilities	Assets	Liabilities
		(In thousands)
September 30, 2015
Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	$—	$—	$11,680	$(36,067)
Interest rate contracts	Other current assets / Other current liabilities	—	—	—	—
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	—	126	(9,918)
Interest rate contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	(110,539)	—	—
Total		—	(110,539)	11,806	(45,985)
Not Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	378	(9,568)	65,239	(65,780)
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	368	—	14,318	(14,218)
Total		746	(9,568)	79,557	(79,998)
Gross Financial Instruments		746	(120,107)	91,363	(125,983)
Gross Amounts Offset on Consolidated Balance Sheet:
Contract netting		—	—	(91,363)	91,363
Net Financial Instruments		746	(120,107)	—	(34,620)
Cash collateral		—	—	8,854	34,620
Net Assets/Liabilities from Risk Management Activities		$746	$(120,107)	$8,854	$—

(1)	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2015 related to the divestiture of our natural gas marketing business.
Impact of Financial Instruments on the Income Statement
Hedge ineffectiveness for our natural gas marketing segment is recorded as a component of purchased gas cost which is reflected in income from discontinued operations and primarily results from differences in the location and timing of the derivative instrument and the hedged item. Hedge ineffectiveness could materially affect our results of operations for the reported period. For the years ended September 30, 2016, 2015 and 2014, we recognized a gain arising from fair value and cash flow hedge ineffectiveness of $21.6 million, $0.2 million and $1.9 million. Additional information regarding ineffectiveness recognized in the income statement is included in the tables below.

Fair Value Hedges
The impact of our natural gas marketing commodity contracts designated as fair value hedges and the related hedged item on the results of discontinued operations on our consolidated income statement for the years ended September 30, 2016, 2015 and 2014 is presented below.

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Commodity contracts	$3,516	$10,311	$(792)
Fair value adjustment for natural gas inventory designated as the hedged item	18,079	(9,768)	2,486
Total decrease in purchased gas cost reflected in income from discontinued operations	$21,595	$543	$1,694
The decrease in purchased gas cost reflected in income from discontinued operations is comprised of the following:
Basis ineffectiveness	$(1,390)	$811	$(919)
Timing ineffectiveness	22,985	(268)	2,613
	$21,595	$543	$1,694

Basis ineffectiveness arises from natural gas market price differences between the locations of the hedged inventory and the delivery location specified in the hedge instruments. Timing ineffectiveness arises due to changes in the difference between the spot price and the futures price, as well as the difference between the timing of the settlement of the futures and the valuation of the underlying physical commodity. As the commodity contract nears the settlement date, spot-to-forward price differences should converge, which should reduce or eliminate the impact of this ineffectiveness on purchased gas cost.
To the extent that AEM’s natural gas inventory does not qualify as a hedged item in a fair-value hedge, or has not been designated as such, the natural gas inventory is valued at the lower of cost or market.
Cash Flow Hedges
The impact of cash flow hedges on our consolidated income statements for the years ended September 30, 2016, 2015 and 2014 is presented below. Note that this presentation does not reflect the financial impact arising from the hedged physical transaction. Therefore, this presentation is not indicative of the economic gross profit we realized when the underlying physical and financial transactions were settled.

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Gain (loss) reclassified from AOCI for effective portion of natural gas marketing commodity contracts	$(52,651)	$(41,716)	$8,365
Gain (loss) arising from ineffective portion of natural gas marketing commodity contracts	(19)	(325)	198
Total impact on purchased gas cost reflected in income from discontinued operations	(52,670)	(42,041)	8,563
Net loss on settled distribution interest rate agreements reclassified from AOCI into interest expense	(546)	(853)	(4,230)
Total impact from cash flow hedges	$(53,216)	$(42,894)	$4,333
The following table summarizes the gains and losses arising from hedging transactions that were recognized as a component of other comprehensive income (loss), net of taxes, for the years ended September 30, 2016 and 2015. The amounts included in the table below exclude gains and losses arising from ineffectiveness because these amounts are immediately recognized in the income statement as incurred.

	Fiscal Year Ended September 30
	2016	2015
	(In thousands)
Decrease in fair value:
Interest rate agreements	$(99,029)	$(71,003)
Forward commodity contracts	(11,662)	(49,211)
Recognition of losses in earnings due to settlements:
Interest rate agreements	347	542
Forward commodity contracts	32,117	25,448
Total other comprehensive income (loss) from hedging, net of tax(1)	$(78,227)	$(94,224)

(1)	Utilizing an income tax rate ranging from approximately 37 percent to 39 percent based on the effective rates in each taxing jurisdiction.
Deferred gains (losses) recorded in AOCI associated with our interest rate agreements are recognized in earnings as they are amortized, while deferred losses associated with commodity contracts are recognized in earnings upon settlement. The following amounts, net of deferred taxes, represent the expected recognition in earnings of the deferred gains (losses) recorded in AOCI associated with our financial instruments, based upon the fair values of these financial instruments as of September 30, 2016. However, the table below does not include the expected recognition in earnings of our outstanding interest rate agreements as those financial instruments have not yet settled.

	Interest Rate Agreements	Commodity Contracts	Total
	(In thousands)
2017	$(447)	$(3,983)	$(4,430)
2018	(649)	(561)	(1,210)
2019	(673)	(414)	(1,087)
2020	(698)	(26)	(724)
2021	(698)	2	(696)
Thereafter	(15,139)	—	(15,139)
Total(1)	$(18,304)	$(4,982)	$(23,286)

(1)	Utilizing an income tax rate ranging from approximately 37 percent to 39 percent based on the effective rates in each taxing jurisdiction.
Financial Instruments Not Designated as Hedges
The impact of the natural gas marketing segment's financial instruments that have not been designated as hedges on our consolidated income statements for the years ended September 30, 2016, 2015 and 2014 was an increase (decrease) in purchased gas cost reflected in income from discontinued operations of $(15.5) million, $15.5 million and $(5.0) million. Note that this presentation does not reflect the expected gains or losses arising from the underlying physical transactions associated with these financial instruments. Therefore, this presentation is not indicative of the economic gross profit we realized when the underlying physical and financial transactions were settled.
As discussed above, financial instruments used in our distribution segment are not designated as hedges. However, there is no earnings impact on our distribution segment as a result of the use of these financial instruments because the gains and losses arising from the use of these financial instruments are recognized in the consolidated statement of income as a component of purchased gas cost when the related costs are recovered through our rates and recognized in revenue. Accordingly, the impact of these financial instruments is excluded from this presentation.